Collaborative arrangements (Details) (Pictures [Member], JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Pictures [Member]
Collaborative Arrangements (Textuals) [Abstract]
Cost of sales for amounts owed to other participants	¥ 4,866	¥ 4,687	¥ 4,414
Net sales for amounts due from other participants	¥ 10,244	¥ 9,936	¥ 4,600